Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Operating lease cost
Years Ended December 31,	2021	2020

Operating lease cost	$209,697	$259,954

Finance lease cost:
Amortization of right-of-use assets	$188,327	$38,667
Interest on lease liabilities	71,337	5,396
Variable rent expense	19,798	33,940
Total finance lease cost	$279,462	$78,003

Schedule of supplemental information related to leases
December 31,	2021	2020

Operating Leases
Operating lease right-of-use assets	$852,514	$1,048,686

Operating lease liabilities	$863,566	$1,060,391

Finance Leases
Finance lease right-of-use assets	$3,852,605	$85,680

Finance lease liabilities	$3,857,883	$38,159
December 31,	2021	2020

Weighted Average Remaining Lease Term (in Years)
Operating Leases	3.7	4.0
Finance Leases	16.7	0.5

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	7.50%

schedule of Operating lease obligations
2022	$216,180
2023	223,432
2024	199,648
2025	154,659
2026	99,165
Total	$893,084

Schedule of Finance lease obligations
2022	$299,083
2023	300,928
2024	302,819
2025	304,758
2026	311,451
Subsequent to 2026	3,081,390
Total minimum lease payments	4,600,429
Less amount representing interest	(742,546)
Present value of net minimum lease payments	$3,857,883

Schedule of undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$893,084	$4,600,429
Discount effect of cash flows	(29,518)	(742,546)
Lease liabilities	$863,566	$3,857,883